PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4:-PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2018	2019

Government authorities	$1,885	$3,548
Hedging transaction asset	2,574	1,465
Prepaid expenses	5,293	8,468
Other current assets	2,187	5,730

	$11,939	$19,211